Schedule I - Condensed Financial Information of Parent Company - Balance Sheets (Detail) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	Sep. 30, 2015
Current assets
Cash and cash equivalents	$ 1,414,171	$ 983,319
Term deposits	108,672	107,741
Prepaid expenses and other current assets	199,677	182,095
Total current assets	3,466,242	2,941,914
Amounts due from related parties	1,204	2,226
Deferred tax assets	61,467	43,323
Long-term investments	404,704	433,333			$ 8,500
Total assets	4,646,559	3,977,712	$ 2,924,979
Current liabilities
Accrued expenses and other current liabilities	576,521	373,537
Amounts due to related parties	472	30
Total current liabilities	2,006,224	1,750,884
Total liabilities	2,121,462	1,763,017
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2018 and 2019; 158,379,387 and 158,801,714 shares issued as of May 31, 2018 and 2019; 158,319,910 and 157,849,714 shares outstanding as of May 31, 2018 and 2019, respectively)	1,588	1,584
Treasury stock	(10)	(1)
Additional paid-in capital	428,959	129,059
Retained earnings	1,647,627	1,352,543
Accumulated other comprehensive income (loss)	(23,007)	244,886
Total New Oriental Education & Technology Group Inc. shareholders' equity	2,360,686	1,991,589
Total liabilities, mezzanine equity and equity	4,646,559	3,977,712
Parent Company [Member]
Current assets
Cash and cash equivalents	3,830	5,537	$ 11,472	$ 11,984
Term deposits	69,000
Prepaid expenses and other current assets	18,342	7,358
Total current assets	91,172	12,895
Amounts due from related parties	61,509	80,603
Deferred tax assets		1,170
Long-term investments	255,899	228,471
Investments in its subsidiaries and the VIEs	2,153,069	1,758,551
Total assets	2,561,649	2,081,690
Current liabilities
Accrued expenses and other current liabilities	15,785	1,021
Amounts due to related parties	88,721	89,080
Total current liabilities	104,506	90,101
Long-term Loan	96,457
Total liabilities	200,963	90,101
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2018 and 2019; 158,379,387 and 158,801,714 shares issued as of May 31, 2018 and 2019; 158,319,910 and 157,849,714 shares outstanding as of May 31, 2018 and 2019, respectively)	1,588	1,584
Treasury stock	(10)	(1)
Additional paid-in capital	428,959	129,059
Retained earnings	1,953,156	1,616,061
Accumulated other comprehensive income (loss)	(23,007)	244,886
Total New Oriental Education & Technology Group Inc. shareholders' equity	2,360,686	1,991,589
Total liabilities, mezzanine equity and equity	$ 2,561,649	$ 2,081,690